LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2022	December 31,2021
Furniture and education equipment	$35,254	$22,731
Computer equipment and software	55,289	72,718
Leasehold improvements	75,424	79,511
	$165,967	$174,960
Less: accumulated depreciation	(148,147)	(144,563)
	$17,820	$30,397

Depreciation expense for the six months ended June 30, 2022 and 2021 was $11,334 and $26,014, respectively. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2022 and the year ended December 31, 2021.